Basis of Presentation and Significant Accounting Policies - Changes in Company's Allowance for Accounts Receivable (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 3,022	$ 2,908	$ 3,541	$ 3,373	$ 3,373	$ 1,901	$ 2,301
Provision for doubtful accounts	3,736	3,538	7,717	7,096	14,924	15,656	10,360
Write-offs and adjustments	(3,661)	(3,203)	(8,161)	(7,226)	(14,756)	(14,184)	(10,760)
Balance at end of period	$ 3,097	$ 3,243	$ 3,097	$ 3,243	$ 3,541	$ 3,373	$ 1,901